Supplemental Guarantor Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Supplemental Guarantor Information [Abstract]
Supplemental Condensed Consolidating Balance Sheet

	Unaudited Supplemental Condensed Consolidating Balance Sheet
	As of September 30, 2014 (in thousands)
		Guarantor	Non Guarantor	Elimination	Consolidated
	CCS	Subsidiaries	Subsidiaries	Entries	CCS
Assets
Cash and cash equivalents	$93,796	$7,908	$—	$—	$101,704
Accounts receivable	—	16,105	—	—	16,105
Investment in subsidiaries	476,465	—	—	(476,465)	—
Inventories	—	461,566	—	—	461,566
Prepaid expenses and other assets	5,118	22,384	—	—	27,502
Deferred tax asset, net	719	—	—	—	719
Property and equipment, net	—	11,848	—	—	11,848
Amortizable intangible assets, net	—	5,900	—	—	5,900
Goodwill	—	13,249	—	—	13,249
Total Assets	$576,098	$538,960	$—	$(476,465)	$638,593
Liabilities and stockholders’ equity
Liabilities
Accounts payable	$—	$10,102	$—	$—	$10,102
Accrued expenses and other liabilities	9,772	40,902	—	—	50,674
Notes payable and revolving loan agreement	198,557	11,491	—		210,048
Total liabilities	$208,329	$62,495	$—	$—	$270,824
Stockholders’ equity	367,769	476,465	—	(476,465)	367,769
Total liabilities and stockholders’ equity	$576,098	$538,960	$—	$(476,465)	$638,593

	Unaudited Supplemental Condensed Consolidating Balance Sheet
	As of December 31, 2013 (in thousands)
		Guarantor	Non Guarantor	Elimination	Consolidated
	CCS	Subsidiaries	Subsidiaries	Entries	CCS
Assets
Cash and cash equivalents	$106,614	$3,384	$—	$—	$109,998
Accounts receivable	—	4,438	—	—	4,438
Investment in subsidiaries	169,962	—	—	(169,962)	—
Inventories	—	184,072	—	—	184,072
Prepaid expenses and other assets	547	7,868	—	—	8,415
Property and equipment, net	—	3,360	—	—	3,360
Amortizable intangible assets, net	—	1,877	—	—	1,877
Goodwill	—	479	—	—	479
Total Assets	$277,123	$205,478	$—	$(169,962)	$312,639
Liabilities and stockholders’ equity
Liabilities
Accounts payable	$—	$8,313	$—	$—	$8,313
Accrued expenses and other liabilities	4,655	25,703	—	—	30,358
Deferred tax liability, net	912	—	—	—	912
Notes payable and revolving loan agreement	—	1,500	—		1,500
Total liabilities	$5,567	$35,516	$—	$—	$41,083
Stockholders’ equity	271,556	169,962	—	(169,962)	271,556
Total liabilities and stockholders’ equity	$277,123	$205,478	$—	$(169,962)	$312,639

	Supplemental Condensed Consolidating Balance Sheet
	As of December 31, 2013 (in thousands)
		Guarantor	Non Guarantor	Elimination	Consolidated
	CCS	Subsidiaries	Subsidiaries	Entries	CCS
Assets
Cash and cash equivalents	$106,614	$3,384	$—	$—	$109,998
Accounts receivable	—	4,438	—	—	4,438
Investment in and advances to subsidiaries	169,962	—	—	(169,962)	—
Inventories	—	184,072	—	—	184,072
Prepaid expenses and other assets	547	7,868	—	—	8,415
Property and equipment, net		3,360	—	—	3,360
Amortizable intangible assets, net	—	1,877	—	—	1,877
Goodwill	—	479	—	—	479
Total Assets	277,123	205,478	—	(169,962)	312,639
Liabilities and stockholders’ equity
Liabilities
Accounts payable	$—	$588	$—	$—	$588
Accrued expenses and other liabilities	4,655	33,428	—	—	38,083
Deferred tax liability, net	912	—	—	—	912
Notes payable and revolving loan agreement	—	1,500	—		1,500
Total liabilities	5,567	35,516	—	—	41,083
Stockholders’ equity	271,556	169,962	—	(169,962)	271,556
Total liabilities and stockholders’ equity	$277,123	$205,478	$—	$(169,962)	$312,639

	Supplemental Condensed Consolidating Balance Sheet
	As of December 31, 2012 (in thousands)
		Guarantor	Non Guarantor	Elimination	Consolidated
	CCS	Subsidiaries	Subsidiaries	Entries	CCS
Assets
Cash and cash equivalents	$4,146	$211	$—	$—	$4,357
Cash held in trust	—	—	2,917	—	2,917
Accounts receivable	—	897	—	—	897
Investment in subsidiaries	52,127	—	—	(52,127)	—
Inventories	—	75,316	—	—	75,316
Prepaid expenses and other assets	—	2,057	—	—	2,057
Property and equipment, net	—	2,517	—	—	2,517
Assets of consolidated variable interest entities:
Cash and cash equivalents	—	—	623	—	623
Inventories	—	—	1,989	—	1,989
Total Assets	$56,273	$80,998	$5,529	$(52,127)	$90,673
Liabilities and stockholders’ equity
Liabilities
Accounts payable	$—	$2,459	$—	$—	$2,459
Accrued expenses and other liabilities	—	19,095	—	—	19,095
Payable to affiliates	95	—	—	—	95
Note payable and revolving loan agreement	20,373	12,833	—	—	33,206
Subordinated obligation due to member	11,244	—	—	—	11,244
Liabilities of consolidated variable interest entities:
Accrued expenses	—	—	13	—	13
Total liabilities	31,712	34,387	13	—	66,112
Stockholders’ equity	24,561	46,611	5,516	(52,127)	24,561
Total liabilities and stockholders’ equity	$56,273	$80,998	$5,529	$(52,127)	$90,673

Supplemental Condensed Consolidating Statement of Operations

	Unaudited Supplemental Condensed Consolidating Statement of Operations
	For the Three Months Ended September 30, 2014 (in thousands)
		Guarantor	Non Guarantor	Elimination	Consolidated
	CCS	Subsidiaries	Subsidiaries	Entries	CCS

Home sales revenues	$—	$90,735	$—	$—	$90,735
Cost of home sales revenues	—	70,896	—	—	70,896
Gross margin from home sales	—	19,839	—	—	19,839
Golf course and other revenue	—	1,226	—	—	1,226
Cost of golf course and other revenue	—	2,175	—	—	2,175
Gross margin from golf course and other	—	(949)	—	—	(949)
Selling, general, and administrative	3,803	8,781	—	—	12,584
Operating income	(3,803)	10,109	—	—	6,306
Other income (expense)
Equity in earnings from consolidated subsidiaries	6,503	—	—	(6,503)	—
Interest income	130	—	—	—	130
Interest expense	—	(2)	—	—	(2)
Acquisition expense	(119)	—	—	—	(119)
Other income	—	327	—	—	327
Gain/(Loss) on disposition of assets	—	55	—	—	55
Income before tax expense	2,711	10,489	—	(6,503)	6,697
Income tax expense	(1,416)	3,986	—	—	2,570
Deferred taxes on conversion to a corporation	—	—	—	—	—
Consolidated net income of Century Communities, Inc.	4,127	6,503	—	(6,503)	4,127
Net income attributable to the noncontrolling interests	—	—	—	—	—
Income attributable to common stockholders	$4,127	$6,503	$—	$(6,503)	$4,127

	Unaudited Supplemental Condensed Consolidating Statement of Operations
	For the Three Months Ended September 30, 2013 (in thousands)
		Guarantor	Non Guarantor	Elimination	Consolidated
	CCS	Subsidiaries	Subsidiaries	Entries	CCS

Home sales revenues	$—	$41,494	$—	$—	$41,494
Cost of home sales revenues	—	31,948	—	—	31,948
Gross margin from home sales	—	9,546	—	—	9,546
Golf course and other revenue	—	—	—	—	—
Cost of golf course and other revenue	—	—	—	—	—
Gross margin from golf course and other	—	—	—	—	—
Selling, general, and administrative	2,471	3,211	—	—	5,682
Operating income	(2,471)	6,335	—	—	3,864
Other income (expense)
Equity in earnings from consolidated subsidiaries	4,197	—	—	(4,197)
Interest income	98	—	—	—	98
Interest expense	—	—	—	—	—
Acquisition expense	(329)	—	—	—	(329)
Other income	—	151	—	—	151
Gain/(Loss) on disposition of assets	—	—	—	—	—
Income before tax expense	1,495	6,486	—	(4,197)	3,784
Income tax expense	(943)	2,289	—	—	1,346
Deferred taxes on conversion to a corporation	—	—	—	—	—
Consolidated net income of Century Communities, Inc.	2,438	4,197	—	(4,197)	2,438
Net income attributable to the noncontrolling interests	—	—	—	—	—
Income attributable to common stockholders	$2,438	$4,197	$—	$(4,197)	$2,438

	Unaudited Supplemental Condensed Consolidating Statement of Operations
	For the Nine Months Ended September 30, 2014 (in thousands)
		Guarantor	Non Guarantor	Elimination	Consolidated
	CCS	Subsidiaries	Subsidiaries	Entries	CCS

Home sales revenues	$—	$217,734	$—	$—	$217,734
Cost of home sales revenues	—	166,367	—	—	166,367
Gross margin from home sales	—	51,367	—	—	51,367
Golf course and other revenue	—	3,750	—	—	3,750
Cost of golf course and other revenue	—	4,329	—	—	4,329
Gross margin from golf course and other	—	(579)	—	—	(579)
Selling, general, and administrative	8,993	21,913	—	—	30,906
Operating income	(8,993)	28,875	—	—	19,882
Other income (expense)
Equity in earnings from consolidated subsidiaries	19,101	—	—	(19,101)	—
Interest income	267	—	—	—	267
Interest expense	—	(13)	—	—	(13)
Acquisition expense	(923)	—	—	—	(923)
Other income	—	585	—	—	585
Gain/(Loss) on disposition of assets	—	145	—	—	145
Income before tax expense	9,452	29,592	—	(19,101)	19,943
Income tax expense	(3,382)	10,491	—	—	7,109
Deferred taxes on conversion to a corporation	—	—	—	—	—
Consolidated net income of Century Communities, Inc.	12,834	19,101	—	(19,101)	12,834
Net income attributable to the noncontrolling interests	—	—	—	—	—
Income attributable to common stockholders	$12,834	$19,101	$—	$(19,101)	$12,834

	Unaudited Supplemental Condensed Consolidating Statement of Operations
	For the Nine Months Ended September 30, 2013 (in thousands)
		Guarantor	Non Guarantor	Elimination	Consolidated
	CCS	Subsidiaries	Subsidiaries	Entries	CCS

Home sales revenues	$—	$106,934	$568	$—	$107,502
Cost of home sales revenues	—	80,686	398	—	81,084
Gross margin from home sales	—	26,248	170	—	26,418
Golf course and other revenue	—	—	—	—	—
Cost of golf course and other revenue	—	—	—	—	—
Gross margin from golf course and other	—	—	—	—	—
Selling, general, and administrative	5,214	7,912	118	—	13,244
Operating income	(5,214)	18,336	52	—	13,174
Other income (expense)
Equity in earnings from consolidated subsidiaries	14,060	—	—	(14,060)	—
Interest income	152	—	—	—	152
Interest expense	—	—	—	—	—
Acquisition expense	(329)	—	—	—	(329)
Other income	—	332	—	—	332
Gain/(Loss) on disposition of assets	—	9	—	—	9
Income before tax expense	8,669	18,677	52	(14,060)	13,338
Income tax expense	(1,339)	4,669	—	—	3,330
Deferred taxes on conversion to a corporation	627	—	—	—	627
Consolidated net income of Century Communities, Inc.	9,381	14,008	52	(14,060)	9,381
Net income attributable to the noncontrolling interests	52	—	—	—	52
Income attributable to common stockholders	$9,329	$14,008	$52	$(14,060)	$9,329

	Supplemental Condensed Consolidating Statement of Operations
	For the Year Ended December 31, 2013 (in thousands)
		Guarantor	Non Guarantor	Elimination	Consolidated
	CCS	Subsidiaries	Subsidiaries	Entries	CCS
Home sales revenues	$—	$170,565	$568	$—	$171,133
Cost of home sale revenues	—	129,253	398	—	129,651
Gross margin from home sales	—	41,312	170	—	41,482
Selling general and administrative	8,571	14,933	118	—	23,622
Operating income	(8,571)	26,379	52	—	17,860
Other income (expense)
Equity in earnings from consolidated subsidiaries	19,067	—	—	(19,067)	—
Interest income	228	—	—	—	228
Interest expense	—	—	—	—	—
Other expense	—	(26)	—	—	(26)
Gain on disposition of assets	—	11	—	—	11
Income before tax expense	10,724	26,364	52	(19,067)	18,073
Income tax expense	(2,334)	7,349	—	—	5,015
Deferred taxes on conversion to a corporation	627	—	—	—	627
Consolidated net income	12,431	19,015	52	(19,067)	12,431
Net income attributable to the noncontrolling interests	52	—	—	—	52
Income attributable to common stockholders	$12,379	$19,015	$52	$(19,067)	$12,379

	Supplemental Condensed Consolidating Statement of Operations
	For the Year Ended December 31, 2012 (in thousands)
		Guarantor	Non Guarantor	Elimination	Consolidated
	CCS	Subsidiaries	Subsidiaries	Entries	CCS
Home sales revenues	$—	$90,847	$5,183	$—	$96,030
Cost of home sale revenues	—	72,331	3,117	—	75,448
Gross margin from home sales	—	18,516	2,066	—	20,582
Selling general and administrative	3,617	9,065	814	—	13,496
Operating income	(3,617)	9,451	1,252	—	7,086
Other income (expense)
Equity in earnings from consolidated subsidiaries	11,045	—	—	(11,045)	—
Interest income	11	—	—	—	11
Interest expense	—	—	—	—	—
Other income	—	293	49	—	342
Gain on disposition of assets	—	—	—	—	—
Income before tax expense	7,439	9,744	1,301	(11,045)	7,439
Income tax expense	—	—	—	—	—
Deferred taxes on conversion to a corporation	—	—	—	—	—
Consolidated net income	7,439	9,744	1,301	(11,045)	7,439
Net income attributable to the noncontrolling interests	1,301	—	—	—	1,301
Income attributable to common stockholders	$6,138	$9,744	$1,301	$(11,045)	$6,138

Supplemental Condensed Consolidating Statement of Operations Statement of Cash Flow
	Unaudited Supplemental Condensed Consolidating Statement of Cash Flow
	For the Nine Months Ended September 30, 2014 (in thousands)
		Guarantor	Non Guarantor	Elimination	Consolidated
	CCS	Subsidiaries	Subsidiaries	Entries	CCS

Net cash used in operating activities	$(767)	$(108,504)	$—	$—	$(109,271)
Net cash used in investing activities	$(287,323)	$(178,628)	$—	$287,323	$(178,628)
Financing activities:
Borrowings under revolving credit facilities	$99,000	$—	$—	$—	$99,000
Payments on revolving credit facilities	(99,000)	—	—	—	(99,000)
Proceeds from issuance of senior notes	198,478	—	—	—	198,478
Proceeds from issuance of notes payable	—	5,894	—	—	5,894
Principal payments	—	(1,562)	—	—	(1,562)
Debt issuance costs	(5,132)	—	—	—	(5,132)
Net proceeds from issuances of common stock	81,890	—	—	—	81,890
Excess tax benefit on stock-based compensation	37	—	—	—	37
Payments from (and advances to) parent/subsidiary	—	287,323	—	(287,323)	—
Net cash provided by financing activities	$275,273	$291,655	$—	$(287,323)	$279,605
Net increase (decrease) in cash and cash equivalents	$(12,817)	$4,523	$—	$—	$(8,294)
Cash and cash equivalents
Beginning of period	$106,614	$3,384	$—	$—	$109,998
End of period	$93,796	$7,908	$—	$—	$101,704

	Unaudited Supplemental Condensed Consolidating Statement of Cash Flow
	For the Nine Months Ended September 30, 2013 (in thousands)
		Guarantor	Non Guarantor	Elimination	Consolidated
	CCS	Subsidiaries	Subsidiaries	Entries	CCS

Net cash used in operating activities	$(965)	$(52,278)	$674	$—	$(52,569)
Net cash used in investing activities	$(81,006)	$(15,476)	$—	$81,006	$(15,476)
Financing activities
Borrowings under revolving credit facilities	$26,671	$—	$—	$—	$26,671
Payments on revolving credit facilities	(47,044)	—	—	—	(47,044)
Proceeds from issuance of notes payable	—	1,500	—	—	1,500
Principal payments	—	(12,833)	—	—	(12,833)
Net proceeds from issuances of common stock	223,729	—	—	—	223,729
Payments from (and advances to) parent/subsidiary	—	82,303	(1,297)	(81,006)	—
Contributions from members	1,500	—	—	—	1,500
Distributions to members	(3,830)	—	—	—	(3,830)
Distributions to noncontrolling interest	(257)	—	—	—	(257)
Net cash provided by financing activities	$200,769	$70,970	$(1,297)	$(81,006)	$189,436
Net increase (decrease) in cash and cash equivalents	$118,798	$3,216	$(623)	$—	$121,391
Cash and cash equivalents
Beginning of period	$4,146	$211	$623	$—	$4,980
End of period	$122,944	$3,427	$—	$—	$126,371

	Supplemental Condensed Consolidating Statement of Cash Flow
	For the Year Ended December 31, 2013 (in thousands)
		Guarantor	Non Guarantor	Elimination	Consolidated
	CCS	Subsidiaries	Subsidiaries	Entries	CCS
Net cash used in operating activities	$(976)	$(69,865)	$3,343	$—	$(67,498)
Net cash used in investing activities	$(96,663)	$(16,258)	$—	$96,663	$(16,258)
Financing activities
Borrowings under revolving credit facilities	$26,671	$—	$—	$—	$26,671
Payments on revolving credit facilities	(47,044)	—	—	—	(47,044)
Proceeds from issuance of notes payable	—	5,763	—	—	5,763
Principal payments	—	(17,096)	—	—	(17,096)
Debt issuance costs	—	—	—	—	—
Net proceeds from issuances of common stock	223,760	—	—	—	223,760
Payments from (and advances to) parent/subsidiary	—	100,629	(3,966)	(96,663)	—
Contributions from members	1,500	—	—	—	1,500
Distributions to members	(3,830)	—	—		(3,830)
Distributions to noncontrolling interest	(950)	—	—	—	(950)
Net cash provided by financing activities	$200,107	$89,296	$(3,966)	$(96,663)	$188,774
Net increase (decrease) in cash and cash equivalents	$102,468	$3,173	$(623)	$—	$105,018
Cash and cash equivalents
Beginning of period	$4,146	$211	$623	$—	$4,980
End of period	$106,614	$3,384	$—	$—	$109,998

	Supplemental Condensed Consolidating Statement of Cash Flow
	For the Year Ended December 31, 2012 (in thousands)
		Guarantor	Non Guarantor	Elimination	Consolidated
	CCS	Subsidiaries	Subsidiaries	Entries	CCS

Net cash used in operating activities	$(3,606)	$(11,090)	$(1,205)	$—	$(15,901)
Net cash used in investing activities	$(5,878	$(839)	$—	$5,878	$(839)
Financing activities:
Borrowings under line of credit	$31,500	$—	$—	$—	$31,500
Payments on line of credit	(16,335)	—	—	—	(16,335)
Proceeds from debt issuances	—	11,123	—	—	11,123
Principal payments	—	(1,256)	—	—	(1,256)
Principal payments on long term debt - related party	—	(1,854)	—	—	(1,854)
Payments from (and advances to) parent/subsidiary	—	4,093	1,785	(5,878)	—
Distributions to members	(6,309)	—	—	—	(6,309)
Distributions to noncontrolling interest	(1,015)	—	—	—	(1,015)
Net cash provided by financing activities	$7,841	$12,106	$1,785	$(5,878)	$15,854
Net increase (decrease) in cash and cash equivalents	(1,643)	177	580	—	(886)
Cash and cash equivalents
Beginning of period	5,789	34	43	—	5,866
End of period	$4,146	$211	$623	$—	$4,980